UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10113
UBS Juniper Crossover Fund, L.L.C.
(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171
(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
UBS Juniper Crossover Fund, L.L.C.
Schedule of Portfolio Investments
(Unaudited)

September 30, 2011
                        INVESTMENTS IN SECURITIES (79.13%)

Shares		Fair Value
	COMMON STOCK (9.14%)
	PATIENT MONITORING EQUIPMENT (9.14%)
129,785	Insulet Corp. *	$1,980,519

	TOTAL COMMON STOCK (Cost $1,240,901)	1,980,519

	PREFERRED STOCKS (69.99%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (45.47%)
2,888	Acceleron Pharmaceuticals, Inc., Common *,(a)	6,590
558,964	Acceleron Pharmaceuticals, Inc., Series B *,(a)	1,275,553
86,977	Acceleron Pharmaceuticals, Inc., Series C *,(a)	198,481
11,624	Acceleron Pharmaceuticals, Inc., Series D *,(a)	26,527
52,413	Acceleron Pharmaceuticals, Inc., Series E *,(a)	119,606
162,312	Cerimon Pharmaceuticals, Inc. *,(a)	—
165,602	Cerimon Pharmaceuticals, Inc., Series A *,(a)	—
1,574,345	ChemoCentryx, Inc., Series B *,(a)	4,434,703
242,674	ChemoCentryx, Inc., Series C *,(a)	683,578
1,300	superDimension, Ltd., Series B *,(a)	584,560
13,016	superDimension, Ltd., Series C-1 *,(a)	172,841
134,026	superDimension, Ltd., Series C-2 *,(a)	1,779,745
14,773	superDimension, Ltd., Series E-1 *,(a)	316,585
12,087	superDimension, Ltd., Series E-2 *,(a)	259,024

		9,857,793

	MEDICAL — BIOMEDICAL/GENETICS (3.34%)
316,091	Macrogenics, Inc., Series A *,(a)	78,281
982,489	Macrogenics, Inc., Series B *,(a)	243,316
1,504,459	Macrogenics, Inc., Series C *,(a)	372,584
121,182	Macrogenics, Inc., Series D *,(a)	30,011

		724,192

	RESEARCH PRODUCT/TECHNOLOGY PLATFORM (21.18%)
376,770	Amnis Corp., Series C-1 *,(a)	474,867
2,438,743	Amnis Corp., Series C-2 *,(a)	2,728,972
140,462	Amnis Corp., Series D *,(a)	177,033
827,267	Supernus Pharmaceuticals, Inc., Series A *,(a)	1,211,202

		4,592,074

	TOTAL PREFERRED STOCKS (Cost $13,515,587)	15,174,059

	WARRANTS (0.00%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
55,979	Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *,(a)	—
3,693	superDimension, Ltd., Series E1, $21.43, 06/29/20 *,(a)	—
3,022	superDimension, Ltd., Series E2, $21.43, 06/29/20 *,(a)	—

		—

	MEDICAL — BIOMEDICAL/GENETICS (0.00%)
9,089	Macrogenics, Inc., $0.65, 09/24/18 *,(a)	—

	TOTAL WARRANTS (Cost $—)	—

	TOTAL INVESTMENTS IN SECURITIES (Cost $14,756,488)	17,154,578

UBS Juniper Crossover Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011

Fair Value
TOTAL INVESTMENTS IN SECURITIES — 79.13%	17,154,578

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 20.87%	4,523,692

TOTAL MEMBERS’ CAPITAL — 100.00%	$21,678,270

Percentages shown represent a percentage of members’ capital as of September 30, 2011.

*	Non-income producing security.

(a)	Private equity investment valued at fair value. The fair value of private equity investments amounted to $15,174,059 which represented 69.99% of the members’ capital at September 30, 2011.
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at September 30, 2011.
ASSETS TABLE

	Total Fair
	Value at
	September 30,
Description	2011	Level 1	Level 2	Level 3
Investments in Securities
Common Stock
Patient Monitoring Equipment	$1,980,519	$1,980,519	$—	$—

Total Common Stock	1,980,519	1,980,519	—	—

Preferred Stocks
Drug Discovery/Drug Development	9,857,793	—	—	9,857,793
Medical — Biomedical/Genetics	724,192	—	—	724,192
Research Product/Technology Platform	4,592,074	—	—	4,592,074

Total Preferred Stocks	15,174,059	—	—	15,174,059

Warrants
Drug Discovery/Drug Development	—	—	—	—
Medical — Biomedical/Genetics	—	—	—	—

Total Warrants	—	—	—	—

Total Investments in Securities	$17,154,578	$1,980,519	$—	$15,174,059

Total Assets	$17,154,578	$1,980,519	$—	$15,174,059

UBS Juniper Crossover Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in
		Accrued		unrealized			Transfers in	Balance as of
	Balance as of	discounts	Realized gain/	appreciation/			and/or out of	September 30,
Description	December 31, 2010	/premiums	(loss)	depreciation	Purchases	Sales	Level 3	2011
Investments in Securities

Preferred Stocks
Drug Discovery/Drug Development	$10,681,343	$—	$—	$(1,115,187)	$291,637	$—	$—	$9,857,793

Medical — Biomedical/Genetics	905,238	—	—	(181,046)	—	—	—	724,192

Research Product/Technology Platform	2,808,925	—	—	1,783,149	—	—	—	4,592,074

Total Preferred Stocks	14,395,506	—	—	486,916	291,637	—	—	15,174,059

Warrants
Drug Discovery/Drug Development	40,000	—	—	(40,000)	—	—	—	—

Medical — Biomedical/Genetics	—	—	—	—	—	—	—	—

Total Warrants	40,000	—	—	(40,000)	—	—	—	—

Ending Balance	$14,435,506	$—	$—	$446,916	$291,637	$—	$—	$15,174,059

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of September 30, 2011 is $446,916.
Portfolio Valuation
The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2011. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)UBS Juniper Crossover Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer
Date 11-23-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer
Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer
Date 11-23-11

* Print the name and title of each signing officer under his or her signature.